Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO-1 ($)(1) (b)	Compensation Actually Paid to PEO-1 ($)(5) (c)	Summary Compensation Table Total for PEO-2 ($)(2) (d)	Compensation Actually Paid to PEO-2 ($)(4) (e)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3) (f)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4) (g)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(6) (h)	Net Income ($) (000's) (i)
2023	691,278	777,745	786,183	786,183	372,792	372,792	142.18	956
2022	—	—	847,364	847,364	356,106	356,106	113.23	20,751
2021	—	—	735,334	735,334	337,664	337,664	126.29	22,517

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Giles (“PEO-1”) for each corresponding year in the “Total” column of the Summary Compensation Table for each year during which he served as Chief Executive Officer.
(2)The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Turner (“PEO-2”) for each corresponding year in the “Total” column of the Summary Compensation Table for each year during which he served as Chief Executive Officer.
(3)The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) 2023: Mr. Bexten and Ms. Bruegenhemke; and (ii) 2022 and 2021: Ms. Bruegenhemke and Stephen E. Guthrie, our former Chief Financial Officer.

Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Giles, or our PEO-1, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Giles during 2023. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Giles’ total compensation for 2023 to determine the compensation actually paid;

Year	Reported Summary Compensation Table Total for PEO-1 ($)	Subtract Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO-1 ($)
2023	691,278	(225,000)	311,467	777,745

(a)    The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Giles for 2023.
(b)    The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	311,467	—	—	—	—	—	311,467

Non-PEO NEO Average Total Compensation Amount	$ 372,792	$ 356,106	$ 337,664
Non-PEO NEO Average Compensation Actually Paid Amount	$ 372,792	356,106	337,664
Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO-1 and PEO-2, the average of Compensation Actually Paid to our Non-PEO NEOs and the Company’s cumulative total shareholder return (TSR) over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO-1 and PEO-2, the average of Compensation Actually Paid to our Non-PEO NEOs and our net income during the three most recently completed fiscal years.
	(1)Consolidated net income decreased $19.8 million to $1.0 million, or $0.14 per diluted share, for the year ended December 31, 2023 compared to $20.8 million, or $2.94 per diluted share, for the year ended December 31, 2022. The Company proactively elected a strategy to begin repositioning its balance sheet during the fourth quarter of 2023 by selling $83.7 million in book value of investment securities, with an average yield of 1.57%, for an after-tax realized loss of $9.1 million. In addition, the Company recognized a $1.1 million mortgage servicing rights valuation write-down upon accepting a letter of intent to sell the Company's servicing portfolio during the first quarter of 2024 and recorded a $4.7 million valuation write-down primarily related to two foreclosed property relationships.
Total Shareholder Return Amount	$ 142.18	113.23	126.29
Net Income (Loss)	$ 956,000	20,751,000	22,517,000
Additional 402(v) Disclosure	The dollar amounts reported in columns (e) and (g) reflect no deductions from or deletions to the amounts shown in columns (d) or (f) respectively, as the Company has not granted, and therefore, did not report in the Summary Compensation Table, any stock or option awards for PEO-2 or the applicable Non-PEO NEOs during the reported periods.Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
Mr. Giles [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 691,278	0	0
PEO Actually Paid Compensation Amount	$ 777,745	0	0
PEO Name	Mr. Giles
Mr. Turner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 786,183	847,364	735,334
PEO Actually Paid Compensation Amount	$ 786,183	$ 847,364	$ 735,334
PEO Name	Mr. Turner
PEO | Mr. Giles [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (225,000)
PEO | Mr. Giles [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	311,467
PEO | Mr. Giles [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	311,467
PEO | Mr. Giles [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Giles [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Giles [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Giles [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Giles [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0